UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2024 to March 31, 2024
 Date of Report (Date of earliest event reported) N/A
Commission File Number of securitizer: 025-06902
Central Index Key Number of securitizer: 0001916389
_________________________
OXFORD FINANCE CREDIT FUND III LP
__________________________
Timothy Lex
(703) 519-4900
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: _______________________

_________________________________________________________
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________
_______________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Oxford Finance Credit Fund III LP	(Securitizer)

By: Healthcare Credit Fund III GP, its general partner By: Oxford Finance Advisors, LLC, its manager

Date: April 25, 2024

/s/ Joshua Friedman	(Signature)
Joshua Friedman Chief Financial Officer